ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Nov. 30, 2021	Aug. 31, 2021
ORGANIZATION AND DESCRIPTION OF BUSINESS
NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Gridiron BioNutrients, Inc. (the “Company” or “Gridiron”) was formed under the laws of the state of Nevada on July 20, 2017 to develop and distribute a retail line of health water infused with probiotics and minerals.

The Company has acquired five proprietary preclinical prodrugs, all fully synthetic without connection to botanical sourcing: a mushroom-derived psychedelic molecule for treatment post-traumatic stress disorder and depression, a novel cannabinoid for treatment of addiction and three additional novel cannabinoid prodrugs addressing clinical indications of refractory epilepsy, burn wounds and uveitis.

The Company also owns a patented nutraceutical complex specially designed and formulated to contribute and help maintain normal energy metabolism, improve mood and reduce fatigue for those suffering from fibromyalgia and chronic fatigue syndrome.

The Company has elected an August 31st year end.

On December 22, 2020, the Company filed Articles of Amendment to its Articles of Incorporation, as amended, which were effective on January 8, 2021 (the “Effective Date”), which effected a three hundred eight for one (308:1) reverse stock split of its outstanding common stock. Previously, on December 4, 2020 the Company filed a definitive Information Statement on Schedule 14C with the SEC notifying its stockholders that on December 2, 2020, the holders of a majority of its outstanding shares of common stock and the shares Series A Convertible Preferred Stock who were entitled to consent to the action, voting as a single class, executed a written consent in lieu of a special meeting of stockholders approving a reverse stock split of the Company’s outstanding common stock of not less than 300:1 and not more than 310:1, with the Company’s board of directors having the discretion as to when such reverse stock split would be effected (on or prior to December 2, 2021) and the exact ratio of the reverse stock split to be set at a whole number within the above range as determined by the board of directors in its sole discretion. On December 17, 2020, in accordance with such authority, the board of directors fixed the exact ratio of the reverse stock split.

Change in Control

On November 9, 2021, the Company completed the acquisition of all of the assets, including intellectual property assets, relating to Mioxal® as discussed in Note 4 - Asset Purchase. The closing of the acquisition resulted in a change of control of the Company. As part of the acquisition, Mr. Orr, stepped down as the Company’s Chief Executive Officer and assumed the role of the Company’s Interim Chief Financial Officer, Mr. Orr will remain a director of the Company. Pursuant to the terms of the Asset Purchase Agreement, Jeffrey J. Kraws was appointed as the Company’s Chief Executive Officer and a director of the Company. In addition, the Company agreed to appoint Jason Frankovich as a director of the Company subject to the Company’s compliance with Rule 14F-1 of the Exchange Act.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Gridiron BioNutrients, Inc. (the “Company” or “Gridiron”) was formed under the laws of the state of Nevada on July 20, 2017 to develop and distribute a retail line of health water infused with probiotics and minerals.

The Company is currently developing products which contain a proprietary blend of humic and fulvic acid, trace minerals, probiotics, electrolytes, cannabidiol (CBD) within an alkaline of pH10. Gridiron has secured the rights to this proprietary formulation through its CEO, Timothy Orr (Verbal Agreement). Timothy Orr provided the formulation in connection with his receipt of 105,519shares of common stock from the Company on October 9, 2017.

Gridiron has the exclusive right(s) to develop CBD products with this formulation. However, Gridiron is limited to developing only CBD products with this formulation and as such does not have any rights to develop products that do not contain CBD with this formulation.

The Company has elected an August 31st year end.

On December 22, 2020, the Company filed Articles of Amendment to its Articles of Incorporation, as amended, which were effective on January 8, 2021 (the “Effective Date”), which effected a three hundred eight for one (308:1) reverse stock split of its outstanding common stock. Previously, on December 4, 2020 the Company filed a definitive Information Statement on Schedule 14C with the SEC notifying its stockholders that on December 2, 2020, the holders of a majority of its outstanding shares of common stock and the shares Series A Convertible Preferred Stock who were entitled to consent to the action, voting as a single class, executed a written consent in lieu of a special meeting of stockholders approving a reverse stock split of the Company’s outstanding common stock of not less than 300:1 and not more than 310:1, with the Company’s board of directors having the discretion as to when such reverse stock split would be effected (on or prior to December 2, 2021) and the exact ratio of the reverse stock split to be set at a whole number within the above range as determined by the board of directors in its sole discretion. On December 17, 2020, in accordance with such authority, the board of directors fixed the exact ratio of the reverse stock split.

Acquisition and Reverse Merger

On October 10, 2017, the Company completed a reverse merger with My Cloudz, Inc. (“My Cloudz”) pursuant to which the Company merged into My Cloudz on October 10, 2017. Under the terms of the merger, the Company shareholders received 227,273common shares of My Cloudz common stock such that the Company shareholders received approximately 57% of the total common shares issued and outstanding following the merger. Due to the nominal assets and limited operations of My Cloudz prior to the merger, the transaction was accorded reverse recapitalization accounting treatment under the provision of Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 805 whereby the Company became the accounting acquirer (legal acquiree) and My Cloudz was treated as the accounting acquiree (legal acquirer). The historical financial records of the Company are those of the accounting acquirer (GridIron) adjusted to reflect the legal capital of the accounting acquiree (My Cloudz). As the transaction was treated as a recapitalization, no intangibles, including goodwill, were recognized. Concurrent with the effective date of the reverse recapitalization transaction, the Company adopted the fiscal year end of the accounting acquirer of August 31.

At the date of acquisition, My Cloudz had $3,972 of cash, $1,105 of accounts payable and a related party payable of $75,907. Book values for all assets acquired and liabilities assumed equaled fair values as of the date of acquisition.